General and administrative expenses	12 Months Ended
Dec. 31, 2020
General and Administrative Expenses [Abstract]
General and administrative expenses

37.	General and administrative expenses

General and administrative expenses for the years ended December 31, 2018, 2019 and 2020 are as follows:

	2018		2019	2020
Employee benefits:
Salaries	~~W~~	2,736,604	2,918,065	3,034,543
Severance benefits:
Defined contribution		23,745	35,972	36,660
Defined benefit		133,749	168,732	184,753
Termination benefits		115,275	122,732	94,723

		3,009,373	3,245,501	3,350,679

Entertainment		30,442	36,931	34,963
Depreciation		171,771	479,657	475,506
Amortization		73,575	99,208	129,976
Taxes and utility bills		176,133	197,691	197,996
Advertising		287,688	265,739	204,308
Research		13,928	17,742	20,271
Others		978,665	792,205	798,774

	~~W~~	4,741,575	5,134,674	5,212,473